Form N-1A Supplement	May 11, 2026
BNY Mellon Asset Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

May 11, 2026

BNY MELLON FUNDS TRUST
BNY Mellon Asset Allocation Fund

Supplement to Current Prospectus

The Trust's board has approved the addition of BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon Ultra Short Income ETF and BNY Mellon Global Emerging Markets Fund, each an affiliated fund, as underlying fund investment options of BNY Mellon Asset Allocation Fund.